UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   March 31, 2002
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     04/10/02
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       75
                                        ----------------------

Form 13F Information Table Value Total:      135,400
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     3,757    71,431                      Sole           71,431
ADM                            common    39483102       582    41,774                      Sole           41,774
American Electric Power        common   025537101       285     6,179                      Sole            6,179
Agilent Technologies           common   00846U101       939    26,864                      Sole           26,864
Allegheny Energy               common    17361106       275     6,644                      Sole            6,644
America OnLine                 common   02364J104       688    29,097                      Sole           29,097
Bank of America                common    60505104     5,839    85,845                      Sole           85,845
Barnes & Noble                 common   067774109     1,081    34,875                      Sole           34,875
BB&T                           common    54937107     1,595    41,861                      Sole           41,861
Bell South                     common    79860102     2,468    66,968                      Sole           66,968
Biomet                         common   090613100       611    22,600                      Sole           22,600
Boeing                         common    97023105     1,311    27,167                      Sole           27,167
BP Amoco                       common    55622104     2,439    45,932                      Sole           45,932
Bristol Myers Squibb           common   110122108     2,463    60,829                      Sole           60,829
Chevron                        common   166751107     1,010    11,190                      Sole           11,190
Cisco Systems                  common   17275R102     1,441    85,141                      Sole           85,141
Citigroup Inc                  common   172967101     2,448    49,442                      Sole           49,442
Coca-Cola                      common   191216100     1,633    31,255                      Sole           31,255
Conoco Class A                 common   208251306       401    13,750                      Sole           13,750
Consolidated Edison            common   209115104       264     6,300                      Sole            6,300
CSX                            common   126408103       290     7,622                      Sole            7,622
Dell Computer                  common   247025109     1,920    73,595                      Sole           73,595
Dow Chemical Co                common   260543103       265     8,103                      Sole            8,103
Duke Energy                    common   264399106     1,767    46,759                      Sole           46,759
Duke Energy 8 1/4 Pfd          common   264399585     1,197    46,550                      Sole           46,550
DuPont                         common   263534109     2,715    57,579                      Sole           57,579
Eli Lilly & Co                 common   532457108       259     3,400                      Sole            3,400
Ericsson                       common   294821400       210    50,325                      Sole           50,325
Exxon- Mobil                   common   30231G102    11,978   273,274                      Sole          273,274
Fedex                          common   31428X106     1,464    25,200                      Sole           25,200
First Virginia Bank            common   337477103     1,126    21,004                      Sole           21,004
FleetBoston Financial          common   339030108       609    17,400                      Sole           17,400
Ford Motor                     common   345370860       981    59,500                      Sole           59,500
General Electric               common   369604103    12,618   336,939                      Sole          336,939
Gillette                       common   375766102       253     7,448                      Sole            7,448
Glaxo SmithKline ADR           common   37733W105       345     7,343                      Sole            7,343
Guidant                        common   401698105       910    21,000                      Sole           21,000
Heinz                          common   423074103       201     4,850                      Sole            4,850
Hershey Foods                  common   427866108       334     4,875                      Sole            4,875
Home Depot                     common   437076102     1,294    26,613                      Sole           26,613
Honeywell                      common   438516106       459    12,000                      Sole           12,000
IBM Corp                       common   459200101       405     3,895                      Sole            3,895
ITT Hartford Cap I 7.7% Pfd    Pfd      416315208       231     9,300                      Sole            9,300
Intel                          common   458140100     1,136    37,350                      Sole           37,350
Jefferson Pilot                common   475070108     6,402   127,845                      Sole          127,845
Johnson & Johnson              common   478160104     5,275    81,216                      Sole           81,216
Key Corp		       common   493267108	201     7,530                      Sole            7,530
Kimberly Clark                 common   494368103       773    11,950                      Sole           11,950
Kraft Foods                    common   50075N104       447    11,575                      Sole           11,575
Lowes			       common	548661107       498    11,450                      Sole           11,450
MBNA                           common   55262L100     1,080    28,000                      Sole           28,000
3M                             common   604059105     1,397    12,143                      Sole           12,143
Martin Marietta Materials      common   573284106       547    12,950                      Sole           12,950
Medtronic                      common   585055106       905    20,025                      Sole           20,025
Merck                          common   589331107     2,689    46,702                      Sole           46,702
Microsoft                      common   594918104     1,881    31,221                      Sole           31,221
Nokia                          common   654902204       120     5,800                      Sole            5,800
Norfolk Southern               common   655844108     2,680   111,950                      Sole          111,950
Pepsi                          common   713448108     4,425    85,917                      Sole           85,917
Pfizer                         common   717081103     1,988    50,035                      Sole           50,035
Philip Morris                  common   718154107       803    15,237                      Sole           15,237
Procter & Gamble               common   742718109     6,348    70,467                      Sole           70,467
Royal Dutch                    common   780257804     1,355    24,950                      Sole           24,950
S & P 500 Technology Index     common   81369Y803       446    20,600                      Sole           20,600
S&P Financial Svc Index        common   81369Y605       350    12,900                      Sole           12,900
SBC Communications             common   78387G103     3,021    80,695                      Sole           80,695
Schering- Plough               common   806605101       177     5,650                      Sole            5,650
Southern Capital 8.25% Pfd     Pfd      842542201       155    15,450                      Sole           15,450
Sprint Corp                    common   852061100       645    42,181                      Sole           42,181
SunTrust Bank                  common   867914103     2,262    33,904                      Sole           33,904
United Techologies             common   913017109       680     9,158                      Sole            9,158
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       395    16,500                      Sole           16,500
Verizon                        common   92343V104     5,070   109,975                      Sole          109,975
Wachovia                       common   929771103     6,101   164,542                      Sole          164,542
Wyeth                          common   983024100     1,787    27,219                      Sole           27,219


                                                    135,400